PREPAID EXPENSES AND OTHER RECEIVABLES	6 Months Ended	9 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense And Other Receivables [Text Block]
3.	PREPAID EXPENSES AND OTHER RECEIVABLES

	June 30, 2015	December 31, 2014
	$	$
Prepaid expenses and sundry receivables (Note 4)	57,603	18,172
Prepaid insurance	68,671	40,630
Sales taxes receivable (i)	38,079	22,328
	164,353	81,130

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

3.	PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,	March 31,
	2014	2014
	$	$
Prepaid expenses and sundry receivables	18,172	11,700
Prepaid insurance	40,630	-
IRAP Grant receivable (i)	-	63,300
Investment tax credit receivable (ii)	-	408,506
Sales taxes receivable (iii)	22,328	22,281
	81,130	505,787

i)
Industrial Research Assistance Program (“IRAP”) grant receivable is the value of claim receivable from the Government of Canada for recovery of eligible expenditures. The grant proceeds are recognized as ‘Other Income’ in the statements of operations and comprehensive loss, when received.

ii)
Investment tax credit receivable is the estimated Scientific Research and Experimental Development (“SR&ED”) claim receivable from the Government of Canada for input tax credits that are granted on qualifying SR&ED expenditures. The recovery, which was received in November 2014, is recognized as ‘Other Income’ in the statements of operations and comprehensive loss.

iii)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.